Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, contributions by employer for 2018	$ 0
Bank of Floyd Plan
Defined Benefit Plan Disclosure [Line Items]
Plan expenses paid by bank	$ 58,000	$ 56,000
Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	50.00%
Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	50.00%